Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	JPMF1 Multifamily Mortgage Trust 2026-FX1, Commercial Mortgage Pass-Through Certificates, Series 2026-FX1
Amount Registered | shares	510,740,752
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 510,740,752
Amount of Registration Fee	$ 70,533.30
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.
(2)	The Registrant previously registered $2,728,583,248.26 of securities under a registration statement on Form SF-3 (Registration No. 333-280318) filed on June 18, 2024 (as modified by two pre-effective amendments, which were filed on July 26, 2024 and August 30, 2024), with an effective date of September 9, 2024 (the “Registration Statement”). Following the offering related to the filing of the prospectus filed by the Registrant pursuant to Rule 424(b)(2) on March 27, 2026, which filing forms a part of the Registration Statement, the remaining amount of unsold securities included on the Registration Statement was $138,121,248.26. The Registrant is carrying forward $138,121,248 of such unsold securities and the $15,069.03 of registration fees previously paid in connection with such unsold securities, and is paying the remaining $70,533.30 of registration fees (pay-as-you-go registration fees) in connection with the newly registered securities.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Mortgage Backed Securities
Security Class Title	Commercial Mortgage Pass-Through Certificates
Amount Registered | shares	138,121,248
Maximum Aggregate Offering Price	$ 138,121,248
Carry Forward Form Type	SF-3
Carry Forward File Number	333-280318
Carry Forward Initial Effective Date	Sep. 09, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 15,069.03
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.
(2)	The Registrant previously registered $2,728,583,248.26 of securities under a registration statement on Form SF-3 (Registration No. 333-280318) filed on June 18, 2024 (as modified by two pre-effective amendments, which were filed on July 26, 2024 and August 30, 2024), with an effective date of September 9, 2024 (the “Registration Statement”). Following the offering related to the filing of the prospectus filed by the Registrant pursuant to Rule 424(b)(2) on March 27, 2026, which filing forms a part of the Registration Statement, the remaining amount of unsold securities included on the Registration Statement was $138,121,248.26. The Registrant is carrying forward $138,121,248 of such unsold securities and the $15,069.03 of registration fees previously paid in connection with such unsold securities, and is paying the remaining $70,533.30 of registration fees (pay-as-you-go registration fees) in connection with the newly registered securities.